Intangible Assets - Summary of Changes in Company's Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cost Price Of Intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Government Assistance Recorded against the cost of intangibles	$ 0.0	$ 1.6
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cost of goods and services sold amortization	$ 10.9	$ 8.5